[front cover]                                                    August 31, 1998

SEMIANNUAL REPORT
-----------------
AMERICAN CENTURY

                               [graphic of stairs]

BENHAM GROUP
-----------------------
PRIME MONEY MARKET

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century
[inside front cover]


A Note from the Founder
--------------------------------------------------------------------------------

     On our 40th anniversary, I would personally like to express my profound appreciation for the confidence you have shown in American Century. We are grateful for the opportunity to manage your money, and we will do our utmost to continue to meet your expectations and justify your confidence in us.

     I founded American Century on the belief that if we can make you successful, you, in turn, will make us successful. That is the principle that will guide us in the future.

     Sincerely,
     /s/James E. Stowers


About our New Report Design
--------------------------------------------------------------------------------

Why We Changed

We're trying hard to be reader-friendly. Our reports contain a lot of very good information, from fund statistics and financials to Q&A's with fund managers. We hope the new design will make the reports more interesting and understandable while helping you keep abreast of your fund's strategy and performance.

What's New

The reports are designed to be attractive and easy to use whether you're reading them in depth or just skimming.

     New features include:

* Larger type size in many sections.
* Brief explanations of the financial statements.
* More prominent graphs and charts.
* Quotes in the margins to highlight report content.

THE BOTTOM LINE.

The new design actually costs slightly less than the old one. We reallocated costs and eliminated a cover letter and the envelope that previously came with your report enclosed. This not only saves money, but reduces the number of mailing pieces you receive.

The new reports also use roughly the same amount of paper as the old ones. Previously, paper was trimmed and thrown away to produce the smaller report size.

We believe we've come up with a more interesting, informative and user-friendly publication.

We hope you enjoy it.

[left margin]

Benham Group
Prime Money Market
(BPRXX)

[40 Years logo]
Four Decades of Serving Investors
40 Years
American Century
1958-1998


Our Message to You
--------------------------------------------------------------------------------
/photo of James E. Stowers III and James E. Stowers, Jr./
James E. Stowers III, seated, with James E. Stowers, Jr.


     Money market funds reaffirmed their value during the six months ended August 31, 1998. While global equity markets fell sharply, money funds and other cash instruments provided a relatively stable place where investors could redirect money earmarked for savings or short-term goals.

     Prime Money Market's yield remained quite stable, but the threat of global economic weakness caused interest rates in general to decline. On September 29, the Federal Reserve acknowledged the global slowdown and cut its bellwether federal funds rate for the first time in almost three years. As a result, Prime's yield will likely trend downward in the coming months.

     Slower U.S. economic growth should also reduce inflationary pressures. In a slow-growth, low-inflation environment, Prime and other money market funds can keep ahead of cost-of-living increases as well as provide a relatively stable place to park money. Furthermore, Prime, because of its higher-yielding holdings and low fee structure, should continue to produce a competitive yield compared to other money funds and cash alternatives.

     Significant new money flowed into Prime during the summer, but not just from skittish stock investors. On August 29, Cash Reserve, a $1.1 billion money fund managed by American Century, merged into Prime. We want to assure Prime shareholders that the impact of the merger should be minimal. The fund managers, credit analysts, and investment approach remain the same. Cash Reserve had the same investment and credit teams and the same investment objectives as Prime, and that is why we decided to merge the two funds. Some positives should in fact result from the merger. Larger funds receive more attention from the securities dealers with whom the fund managers trade, and Prime should get better yields on securities traded in larger quantities. It's also easier to diversify the fund's portfolio when there are more assets under management.

     Finally, speaking of positives, we hope you like the new design of this report. It's intended to make the important information you need about your fund easier to find and read.

     We appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III
James E. Stowers, Jr.                    James E. Stowers III
Chairman of the Board and Founder        Chief Executive Officer


[right margin]

           Table of Contents

   Report Highlights                  2
   Services Update                    3
PRIME MONEY MARKET
   Performance Information            4
   Portfolio at a Glance              4
   Management Q&A                     5
   Portfolio Composition
   by Security Type                   5
   Portfolio Composition
   by Credit Rating                   6
   Schedule of Investments            7
FINANCIAL STATEMENTS
   Statement of Assets and
   Liabilities                       11
   Statement of Operations           12
   Statements of Changes
   in Net Assets                     13
   Notes to Financial
   Statements                        14
   Financial Highlights              17
OTHER INFORMATION
   Proxy Voting Results              19
   Share Class and Retirement
   Account Information               20
   Background Information
      Investment Philosophy
      and Policies                   21
      Comparative Indices            21
      Lipper Rankings                21
      Credit Rating
      Guidelines                     21
      Investment Team
      Leaders                        21
   Glossary                          22


                                                  www.americancentury.com      1


Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

* The U.S. interest rate outlook reversed in response to financial turmoil in Asia and Russia. Earlier this year, the consensus view was that rates would rise. By August, investors and analysts predicted interest rates would fall because of weakening global economic conditions.

* Money market yields inverted by August--one-year securities actually yielded less than three-month securities. One-year yields declined to reflect the belief that the Federal Reserve would cut interest rates by at least 50 basis points (0.50%) to stimulate the U.S. economy.

* In August, heavy demand for U.S. government money market securities caused the yield advantage of corporate money market securities over government money market paper (called the "risk premium") to increase.

* On September 29, the Federal Reserve cut its bellwether federal funds rate for the first time in nearly three years. At least one or two more short-term interest rate cuts are priced into money market yields.

FUND PERFORMANCE

* Prime performed well, providing investors with a higher yield and total return than the average money market fund, according to Lipper Analytical Services.

* The financial turmoil in Asia and Russia had little immediate impact on Prime's performance. Prime's yield declined slightly, but that was due to a previously-approved increase in the fund's expense ratio on May 31, not portfolio performance or market conditions.

* Even after the expense ratio increase, the fund's expenses were still well below the average for all money funds. The low fee structure helps explain why Prime continues to outperform the average money fund.

* We expect Prime's yield to decline as short-term U.S. interest rates continue to fall. Falling interest rates will affect all U.S. money funds and cash instruments.

FUND STRATEGY

* As the interest rate outlook changed, we repositioned the portfolio. We bought securities with one-year maturities (and higher yields) and some shorter-term securities to keep the fund's weighted average maturity within guidelines.

* We acquired the one-year securities when longer-term money market paper still yielded more than short-term.

* Approximately 98% of the portfolio was invested in "top tier" securities (as rated by Standard & Poor's) as of August 31, 1998. The remaining 2% was rated "top tier" by three other independent credit rating agencies.

* Prime's credit strength is enhanced by our internal credit research team, which constantly assesses the financial strength of companies issuing corporate paper.

* Going forward, we will maintain high credit standards and strive to avoid vulnerable companies and industries.


[left margin]

"THE FINANCIAL TURMOIL IN ASIA AND RUSSIA HAD LITTLE IMMEDIATE IMPACT ON PRIME'S PERFORMANCE."

             PRIME MONEY MARKET(1)
                   (BPRXX)
TOTAL RETURNS:                AS OF 8/31/98
    6 Months                       2.61%(2)
    1 Year                            5.29%
NET ASSETS:                    $2.9 billion
7-DAY CURRENT YIELD:                  5.08%
INCEPTION DATE:                    11/17/93

(1) Investor Class.
(2) Not annualized.

See Total Returns on page 4.
Investment terms are defined in the Glossary on page 22.


2       1-800-345-2021


Services Update
--------------------------------------------------------------------------------

     We get many questions from money market investors about our services. Here are answers to several frequently asked questions.

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND?

     Yes. Give us a call, and we can send you the information you need to set up direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     Generally there is an eight-business-day holding period for deposited funds (initial investments in a new account are held for 15 calendar days). There is a one-day holding period for U.S. Treasury checks, money orders, and travelers' checks.

IS THERE AN EASY WAY TO MOVE MONEY FROM MY MONEY MARKET ACCOUNT INTO MY STOCK AND BOND FUND ACCOUNTS ON A REGULAR BASIS, FOR DOLLAR-COST-AVERAGING PURPOSES?

     Yes. Our "Automatic Exchange" plan allows regularly scheduled automatic transfers from your American Century money market fund into any of your variable-price American Century stock or bond funds. You can arrange for this service with a phone call.

IS THERE A LIMIT TO THE NUMBER OF EXCHANGES I CAN MAKE OUT OF MY MONEY MARKET FUND?

     If you are exchanging from your money market fund into your bond or stock fund, there is no limit. However, there is a limit of six exchanges per calendar year out of your bond and stock funds.

     Exchanges can be made by:

     * calling an Investor Services Representative at 1-800-345-2021

     * calling our Automated Information Line at 1-800-345-8765*

     * writing us a letter

     * visiting our Web site at
       www.americancentury.com*

IS THERE A FEE FOR WRITING CHECKS AGAINST MY MONEY MARKET FUND?

     No. You can write as many checks as you like at no charge, as long as each check is for $100 or more.

IF  YOU  HAVE  ANY  QUESTIONS   ABOUT  OUR  SERVICES,   CALL  US  TOLL  FREE  AT
1-800-345-2021 OR E-MAIL US AT OUR WEB SITE (WWW.AMERICANCENTURY.COM).

[right margin]

ACCESSING YOUR MONEY. . .

WE CAN SEND A CHECK DIRECTLY TO YOU AT YOUR ADDRESS OF RECORD. ALL YOU NEED TO DO IS GIVE US A CALL OR WRITE US A LETTER REQUESTING THE CHECK. WE CAN ALSO MAKE AUTOMATIC DEPOSITS FROM YOUR MONEY MARKET FUND TO YOUR BANK ACCOUNT.

* Requires shareholder authorization.


                                                  www.americancentury.com      3


Prime Money Market--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF AUGUST 31, 1998
                                      INVESTOR CLASS (INCEPTION 11/17/93)                      ADVISOR CLASS (INCEPTION 8/28/98)
                           PRIME       90-DAY TREASURY    MONEY MARKET    INSTRUMENT FUNDS(2)      PRIME       90-DAY TREASURY
                       MONEY MARKET      BILL INDEX      AVERAGE RETURN     FUND'S RANKING      MONEY MARKET       BILL INDEX
----------------------------------------------------------------------------------------------------------------------------
6 MONTHS(1) ...........    2.61%             2.09%             2.45%              --                 --               --
1 YEAR ................    5.29%             4.71%             4.93%         49 OUT OF 305           --               --
----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS ...............    5.21%             5.02%             4.92%         44 OUT OF 259           --               --
LIFE OF FUND ..........    5.11%          4.94%(3)             4.73%(3)      12 OUT OF 202(3)      0.04%(1)           --

(1)  Returns for periods less than one year are not annualized.

(2) According to Lipper Analytical Services, an independent mutual fund ranking service.

(3) Since 11/30/93, the date nearest the class's inception for which data are available.

See pages 20-22 for more information about share classes, returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE

                             8/31/98           2/28/98
NUMBER OF ISSUERS              73                58
WEIGHTED AVERAGE
MATURITY                     71 DAYS           65 DAYS
EXPENSE RATIO (FOR
INVESTOR CLASS)               0.53%*            0.50%

* Annualized.

YIELDS AS OF AUGUST 31, 1998
                                  INVESTOR CLASS
7-DAY CURRENT YIELD                   5.08%
7-DAY EFFECTIVE YIELD                 5.21%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


4       1-800-345-2021


Prime Money Market--Q&A
--------------------------------------------------------------------------------

     An interview with Denise Tabacco and John Walsh, portfolio managers on the Prime Money Market fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED AUGUST 31, 1998?

     Prime performed well, providing investors with a higher yield and total return than the average money market fund. Prime's total return was 2.61%, well above the 2.45% average return of the 313 "Money Market Instrument Funds" tracked by Lipper Analytical Services. (See the Total Returns table on the previous page for other fund performance comparisons.)

     Prime's seven-day current yield declined slightly (from 5.17% on February 28 to 5.08% on August 31), but that was due primarily to an increase in the fund's expense ratio, not portfolio performance. Under the terms of the new management agreement approved by shareholders last year, the fund's expense ratio rose from 0.50% to 0.60% on May 31, 1998. This increase brought Prime's expense ratio in line with other American Century money market funds, but still kept it well below the approximately 0.70% average for all money market funds. No further expense ratio increases were approved by shareholders.

     Prime's low fee structure helps explain why its yield and returns continue to beat those of the average money fund.

WHAT IMPACT DID THE FINANCIAL TURMOIL IN ASIA AND RUSSIA HAVE ON PRIME'S PERFORMANCE?

     Not much, in the short term. The turmoil had more of an impact on the U.S. money market in general, the interest rate outlook, and our portfolio strategy than it did on performance. The sell-off in global stock and bond markets in July and August resulted in a "flight to quality" as investors sought a safe haven for their money. This caused heavy demand for U.S. money market securities, resulting in lower yields, particularly for U.S. government securities. As the yields for government money market securities fell, the "risk premium" (the yield difference) between those securities and corporate money market securities increased to about 35 basis points (0.35% -- a basis point equals one one-hundredth of 1%).

PLEASE DESCRIBE THE RISK PREMIUM IN MORE DETAIL. WHAT IS ITS SIGNIFICANCE?

     Prime invests primarily in high-quality commercial paper (CP) issued by corporations. Historically, this paper has yielded about 20 basis points more than government securities such as Treasury bills. This higher yield is the "risk premium" --the additional compensation investors get for the slightly greater financial risk that CP has compared to government-backed securities. The risk premium is also what allows CP to typically outperform government securities.

     Fortunately, the risk reflected in the risk premium can be managed. It's important to remember that we invest primarily in "top tier" CP--securities that have been rated in the top two credit categories by at least two independent credit rating agencies. Also, the credit strength of all money funds is regulated by the Securities & Exchange Commission (SEC). Prime's credit strength is further enhanced by our own internal credit research team. This team constantly assesses the financial strength of companies issuing CP, sometimes rejecting investments that would have met rating agency and SEC standards.

[right margin]

"PRIME PERFORMED WELL, PROVIDING INVESTORS WITH A HIGHER YIELD AND TOTAL RETURN THAN THE AVERAGE MONEY MARKET FUND."

[pie charts - data below]

PORTFOLIO COMPOSITION BY SECURITY TYPE

AS OF AUGUST 31, 1998
Commercial Paper            70%
Variable-Rate Notes         17%
Asset-Backed Securities      7%
CDs                          4%
Other                        2%

AS OF FEBRUARY 28, 1998
Commercial Paper            71%
Variable-Rate Notes         18%
Asset-Backed Securities      5%
CDs                          5%
Other                        1%

Security types are defined on page 22.


                                                  www.americancentury.com      5


Prime Money Market--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

WHAT OTHER IMPACT DID THE GLOBAL FINANCIAL TURMOIL HAVE?

     It reversed the interest rate outlook, inverted the yield structure in the U.S. fixed-income market, and changed our investment strategy. Earlier this year, the consensus view was that U.S. interest rates would rise in response to inflation pressures caused by the U.S. economy's strong growth. By August, investors and analysts predicted interest rates would fall to stimulate economies weakened by fallout from the Asian and Russian implosions.

     As the interest rate outlook changed, we repositioned the portfolio. We bought securities with one-year maturities (to capture and lock in higher yields), and we bought some shorter-term securities to keep the fund's weighted average maturity within guidelines, below 90 days.

     We acquired the one-year securities when longer-term money market paper still yielded more than short-term. That's a normal yield environment--you'd expect to earn more yield for securities that take longer to mature and therefore expose you to a greater possibility of economic and interest rate changes. However, by August, money market yields had inverted, and one-year securities actually yielded less than three-month securities. One-year yields declined to reflect investors' belief that the Federal Reserve (the Fed--the U.S. central bank) would cut interest rates by at least 50 basis points to stimulate the U.S. economy. The yields for shorter-term paper stayed higher because these securities were closer to maturity and were less likely to be affected by Fed rate cuts.

HAVE YOU BEEN ABLE TO MAINTAIN THE HIGH CREDIT QUALITY OF PRIME'S PORTFOLIO?

     Yes. Approximately 98% of the portfolio was invested in "top tier" securities (as rated by Standard & Poor's) as of August 31, 1998. The portfolio's percentage of A-1+ securities declined (from 72% on February 28 to 64% on August 31), but that's because our credit team found higher-yielding A-1 securities with credit quality worthy of an A-1+ rating. The remaining 2% of the portfolio was invested in A-2 securities. These securities aren't rated top tier by Standard & Poor's, but they are by Moody's, Fitch Investors, and Thompson's Bank Watch.

     The portfolio is now dominated by U.S. and Europe-based companies, where financial conditions are relatively stable. But we're not taking that stability for granted -- we are in the process of aggressively questioning whether some U.S. bank securities are appropriate for Prime given their lending practices. Our credit team will not hesitate to remove established U.S. banks that no longer meet the criteria from our approved list.

WHAT IS YOUR OUTLOOK FOR PRIME?

     We expect the yield to decline as interest rates continue to fall. On September 29, the Fed cut its bellwether federal funds rate for the first time in nearly three years. At least one or two more such cuts are priced into money market yields. These cuts would eventually force us to buy lower-yielding securities when our older, higher-yielding holdings mature.

     We will maintain high credit standards and strive to avoid vulnerable companies and industries. Working closely with our credit team, we plan to take evasive action on companies well before the rating agencies downgrade their securities.

[left margin]

"APPROXIMATELY 98% OF THE PORTFOLIO WAS INVESTED IN 'TOP TIER' SECURITIES AS OF AUGUST 31, 1998."

PORTFOLIO COMPOSITION BY CREDIT RATING
            % OF FUND INVESTMENTS
           AS OF             AS OF
          8/31/98           2/28/98
A-1+        64%               72%
A-1         34%               28%
A-2          2%               --

Ratings provided by Standard & Poor's. See Credit Rating Information on page 21 for more information.

"THE PORTFOLIO IS NOW DOMINATED BY U.S. AND EUROPE-BASED COMPANIES, WHERE FINANCIAL CONDITIONS ARE RELATIVELY STABLE."


6      1-800-345-2021


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------

AUGUST 31, 1998 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (1)
BANKING--12.3%
$             20,000,000   Banco de Galicia y Buenos Aires
                              S.A. de C.V., 5.47%,
                              9/11/98-9/17/98 (LOC:
                              Bayerische Hypo-Und
                              Vereinsbank, A.G.)                  $ 19,960,493
              25,000,000   Bankers Trust New York Corp.,
                              5.48%, 10/13/98-12/21/98
                              (LOC: Credit Suisse First
                              Boston)                               24,682,614
              18,500,000   Cofco Capital Corp., 5.57%,
                              9/16/98                               18,457,065
              30,000,000   Garanti Funding Corporation,
                              5.50%, 2/3/99 (LOC:
                              Bayerische Hypo-Und
                              Vereinsbank, A.G.)                    29,289,584
              72,000,000   Generale Bank, Inc.,
                              5.47%-5.52%,
                              10/5/98-12/10/98                      71,077,773
              37,750,000   IMI Funding Corp. (USA),
                              5.51%-5.54%,
                              9/18/98-2/5/99                        37,445,613
              15,000,000   National Australia Bank Ltd. SA,
                              5.58%, 9/1/98                         15,000,000
              25,000,000   Pemex Capital, Inc., 5.52%,
                              10/15/98 (LOC: Societe
                              Generale)                             24,831,333
              50,000,000   Spintab-Swedmortgage AB,
                              5.53%, 11/9/98-11/20/98               49,453,144
              40,000,000   Unibanco-Uniao de Bancos
                              Brasileiros S.A. Grand Cayman,
                              5.45%-5.48%,
                              4/15/99-6/28/99 (LOC:
                              Westdeutsche Landesbank
                              Girozentrale)                         38,403,622
              20,000,000   Union Bank of California, 5.54%,
                              11/2/98                               19,809,178
                                                              ------------------
                                                                   348,410,419
                                                              ------------------
BUILDING & HOME IMPROVEMENTS--0.3%
              10,000,000   Cemex SA de CV, 5.50%,
                              12/15/98 (LOC: Credit Suisse
                              First Boston)                          9,839,583
                                                              ------------------
CHEMICALS & RESINS--3.4%
              25,000,000   du Pont (E.I.) de Nemours & Co.,
                              5.49%, 9/28/98                        24,897,063
              13,500,000   du Pont (E.I.) de Nemours & Co.,
                              5.50%, 9/29/98 (Acquired
                              8/11/98, Cost $13,398,938)(2)         13,442,250
              57,500,000   Formosa Plastics Corp. USA,
                              5.51%-5.57%,
                              9/8/98-10/7/98                        57,390,924
                                                              ------------------
                                                                    95,730,237
                                                              ------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
$             21,250,000   Motorola, Inc., 5.49%, 11/19/98        $ 20,993,991
                                                              ------------------
COMMUNICATIONS SERVICES--0.5%
              14,700,000   U S WEST Communications
                              Group, 5.50%, 11/18/98                14,524,825
                                                              ------------------
CONSUMER PRODUCTS--0.9%
              25,000,000   Procter & Gamble Co. (The),
                              5.47%, 12/22/98                       24,574,556
                                                              ------------------
CREDIT CARD & TRADE RECEIVABLES--8.3%
             124,000,000   Corporate Receivables Corp.,
                              5.50%-5.55%,
                              9/23/98-11/12/98 (Acquired
                              7/10/98-8/31/98, Cost
                              $122,656,660)(2)                     123,107,209
              10,000,000   Dakota Certificates (Citibank),
                              5.50%, 11/13/98                        9,888,472
             104,000,000   Dakota Certificates (Citibank),
                              5.48%-5.53%,
                              9/4/98-12/7/98 (Acquired
                              7/10/98-8/14/98, Cost
                              $102,635,132)(2)                     103,282,421
                                                              ------------------
                                                                   236,278,102
                                                              ------------------
EDUCATION--0.3%
              10,045,000   Yale University, 5.50%,
                              11/6/98-11/16/98                       9,939,825
                                                              ------------------
ENERGY (PRODUCTION & MARKETING)--3.6%
              23,200,000   Chevron Transport Corp.,
                              5.51%-5.52%,
                              9/11/98-11/3/98                       23,057,183
              13,000,000   Chevron Transport Corp., 5.48%,
                              12/18/98 (Acquired 8/20/98,
                              Cost $12,762,533)(2)                  12,786,280
              20,000,000   Chevron U.K. Investment PLC,
                              5.52%, 10/22/98                       19,843,600
               8,200,000   Koch Industries, Inc., 5.75%,
                              9/2/98 (Acquired 8/31/98,
                              Cost $8,197,381)(2)                    8,198,690
              39,300,000   Statoil-Den Norske Stats,
                              5.50%-5.52%,
                              10/28/98-10/29/98                     38,955,440
                                                              ------------------
                                                                   102,841,193
                                                              ------------------
FINANCIAL SERVICES--28.9%
              35,000,000   BT Alex Brown, Inc.,
                              5.47%-5.55%,
                              10/14/98-12/11/98                     34,593,635
              36,000,000   Countrywide Home Loans, Inc.,
                              5.53%-5.58%,
                              9/1/98-10/27/98                       35,894,731
              35,000,000   Credit Suisse First Boston, Inc.,
                              5.51%, 10/26/98                       34,705,368

See Notes to Financial Statements


                                                 www.americancentury.com    7


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                     (Continued)
AUGUST 31, 1998 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$            122,310,000   Falcon Asset Securities Corp.,
                              5.50%-5.54%,
                              9/15/98-11/10/98 (Acquired
                              6/22/98-8/27/98, Cost
                              $121,042,690)(2)                   $ 121,637,579
              52,000,000   Ford Motor Credit Co., 5.50%,
                              10/5/98-11/6/98                       51,534,333
              22,300,000   Ford Motor Credit Co. Puerto Rico,
                              Inc., 5.52%, 10/2/98                  22,194,001
              90,000,000   General Electric Capital Corp.,
                              5.46%-5.85%,
                              9/1/98-3/1/99                         89,257,766
              20,000,000   General Electric Capital Services,
                              Inc., 5.53%, 9/9/98                   19,975,422
              67,700,000   General Electric Financial
                              Assurance Holdings,
                              5.51%-5.54%,
                              9/3/98-11/10/98                       67,483,387
              74,300,000   General Motors Acceptance Corp.,
                              5.50%, 11/17/98-11/18/98              73,419,833
              15,000,000   Goldman Sachs Group L.P.,
                              5.49%, 11/25/98                       14,805,563
              94,100,000   Merrill Lynch & Co., Inc.,
                              5.48%-5.52%,
                              9/24/98-2/26/99                       92,213,137
              25,000,000   Morgan Stanley Dean Witter,
                              Discover & Co., 5.48%, 1/25/99        24,444,389
              32,247,000   Receivables Capital Corp.,
                              5.51%-5.56%,
                              9/17/98-10/23/98 (LOC:
                              Bank of America N.T. & S.A.)
                              (Acquired 8/24/98-8/28/98,
                              Cost $31,965,926)(2)                  32,002,536
               9,000,000   WCP Funding Inc., 5.53%,
                              9/17/98                                8,977,880
              78,000,000   WCP Funding Inc., 5.52%-5.54%,
                              9/8/98-11/13/98 (Acquired
                              6/19/98-8/27/98, Cost
                              $77,193,101)(2)                       77,410,826
              18,700,000   Yamaha Motor Finance Corp.,
                              5.53%, 10/28/98 (LOC: Chase
                              Manhattan Bank)                       18,536,266
                                                              ------------------
                                                                   819,086,652
                                                              ------------------
INDUSTRIAL--3.0%
              86,149,000   Siebe plc, 5.51%-5.53%,
                              9/9/98-11/4/98 (Acquired
                              6/10/98-8/13/98, Cost
                              $78,141,877)(2)                       85,696,534
                                                              ------------------
INSURANCE--5.2%
              36,695,000   American Family Financial Services,
                              Inc., 5.48%-5.52%,
                              10/7/98-12/2/98                       36,403,079
              19,500,000   Marsh & McLennan Companies,
                              Inc., 5.49%, 11/5/98                  19,306,706

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$             25,000,000   Marsh & McLennan Companies,
                              Inc., 5.375%, 5/21/99
                              (Acquired 8/26/98, Cost
                              $23,999,653)(2)                     $ 24,022,049
              15,000,000   Prudential Funding Corp., 5.54%,
                              10/8/98                               14,914,592
              20,000,000   SAFECO Corporation,
                              5.53%-5.54%,
                              9/8/98-10/14/98                       19,923,075
              32,590,000   SAFECO Corporation,
                              5.53%-5.54%,
                              9/18/98-11/10/98
                              (Acquired 7/8/98-8/25/98,
                              Cost $32,186,291)(2)                  32,311,650
                                                              ------------------
                                                                   146,881,151
                                                              ------------------
METALS & MINING--2.0%
              20,000,000   Rio Tinto America Inc., 5.46%,
                              9/2/98                                19,996,968
              36,100,000   Rio Tinto America Inc.,
                              5.50%-5.52%,
                              10/2/98-11/24/98
                              (Acquired 7/10/98-8/27/98,
                              Cost $35,638,611)(2)                  35,831,290
                                                              ------------------
                                                                    55,828,258
                                                              ------------------
PHARMACEUTICALS--0.4%
              10,000,000   Glaxo Wellcome PLC, 5.50%,
                              10/9/98                                9,941,944
                                                              ------------------
PRINTING & PUBLISHING--0.5%
              13,200,000   Reed Elsevier Inc., 5.50%,
                              10/19/98 (Acquired 7/17/98,
                              Cost $13,010,433)(2)                  13,103,200
                                                              ------------------
UTILITIES--1.0%
              29,000,000   National Rural Utilities
                              Cooperative Finance Corp.,
                              5.49%-5.51%,
                              9/24/98-10/22/98                      28,812,768
                                                              ------------------
TOTAL COMMERCIAL PAPER--71.3%                                    2,022,483,238
                                                              ------------------
CORPORATE DEBT
BANKING--6.0%
              10,000,000   American Express Centurion Bank,
                              VRN, 5.68%, 9/8/98, resets
                              monthly off the 1-month LIBOR
                              plus 0.03% with no caps               10,005,301
              83,000,000   American Express Centurion Bank,
                              VRN, 5.59%, 9/9/98-9/18/98,
                              resets monthly off the 1-month
                              LIBOR minus 0.06% with no
                              caps                                  83,000,000

                        See Notes to Financial Statements


8      1-800-345-2021


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                     (Continued)
AUGUST 31, 1998 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$             10,000,000   Banc One Corp., MTN, VRN,
                              5.53%, 9/1/98, resets weekly
                              off the Federal Funds rate plus
                              0.03% with no caps                  $  9,995,231
              10,000,000   Chase Manhattan Corp., MTN,
                              Series C, VRN, 5.69%,
                              10/15/98, resets quarterly off
                              the 3-month LIBOR with no
                              caps                                  10,000,986
              27,000,000   KeyBank N.A., VRN, 5.58%,
                              9/1/98, resets daily off
                              the Federal Funds rate plus 0.07%
                              with no caps                          26,997,049
              15,000,000   U.S. Bank NA Minnesota, VRN,
                              5.52%, 9/16/98, resets
                              monthly off the 1-month LIBOR
                              minus 0.13% with no caps              14,998,786
              15,000,000   U.S. Bank NA Minnesota, VRN,
                              5.53%, 9/16/98, resets
                              monthly off the 1-month LIBOR
                              minus 0.12% with no caps              14,994,720
                                                              ------------------
                                                                   169,992,073
                                                              ------------------
FINANCIAL SERVICES--4.0%
              30,000,000   Abbey National Treasury Services
                              PLC, MTN, VRN, 5.48%, 9/15/98,
                              resets monthly off the 1-month
                              LIBOR minus 0.17%
                              with no caps                          29,975,470
              30,000,000   Credit Suisse First Boston Inc.,
                              MTN, VRN, 5.62%, 9/1/98,
                              resets daily off the Federal
                              Funds rate plus 0.11% with no caps
                              (Acquired 4/15/98-7/23/98, Cost
                              $30,000,000)(2)                       30,000,000
              20,000,000   General Electric Capital Corp.,
                              MTN, Series A, VRN, 5.55%,
                              9/4/98, resets quarterly off the
                              3-month LIBOR minus 0.14% with
                              no caps                               19,991,838
              25,000,000      General Electric Capital Corp.,
                              VRN, 5.61%, 10/21/98, resets
                              quarterly off the 3-month LIBOR
                              minus 0.08% with no caps              25,000,000
              10,000,000   Merrill Lynch & Co., Inc., MTN,
                              Series B, VRN, 5.84%,
                              10/5/98, resets quarterly off
                              the 3-month LIBOR plus 0.15%
                              with no caps                          10,012,248
                                                              ------------------
                                                                   114,979,556
                                                              ------------------
INSURANCE--7.6%
             100,000,000   General American Life Insurance
                              Company, VRN, 5.85%, 9/1/98,
                              resets monthly off the 1-month
                              LIBOR plus 0.20% with no caps
                              (Acquired 1/3/97-7/7/97,
                              Cost $100,000,000)(2)                100,000,000

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$             45,000,000   Jackson National Life Insurance
                              Co., VRN, 5.84%, 9/10/98,
                              resets monthly off the 1-month
                              LIBOR plus 0.19% with no
                              caps (Acquired 6/10/98,
                              Cost $45,000,000)(2)                $ 45,000,000
              70,400,000   Travelers Insurance Company
                              (The), VRN, 5.69%, 9/9/98-9/22/98,
                              resets monthly off the 1-month
                              LIBOR plus 0.04% with no caps
                              (Acquired 5/22/98-6/8/98, Cost
                              $70,400,000)(2)                       70,400,000
                                                              ------------------
                                                                   215,400,000
                                                              ------------------
TOTAL CORPORATE DEBT-17.6%                                         500,371,629
                                                              ------------------
ASSET-BACKED SECURITIES
               1,263,305   Americredit Automobile
                              Receivables Trust, Series
                              1997 D, Class A1, 5.80%,
                              11/5/98                                1,263,305
              25,559,129   Americredit Automobile Receivables
                              Trust, Series
                              1998 B, Class A1 SEQ, 5.63%,
                              6/12/99                               25,559,129
              23,000,000   Americredit Automobile Receivables
                              Trust, Series
                              1998 C, Class A1 SEQ, 5.64%,
                              9/12/99                               23,000,000
               2,570,354   Capita Equipment Receivables
                              Trust, Series 1997-1, Class A1,
                              5.79%, 12/15/98                        2,570,354
              33,912,861   Caterpillar Financial Asset Trust,
                              Series 1998 A, Class A1 SEQ,
                              5.64%, 7/26/99                        33,912,861
               4,247,252   Chase Manhattan Auto Owner
                              Trust, Series 1998 A, Class A1
                              SEQ, 5.55%, 3/12/99                    4,247,252
               9,658,018   Chase Manhattan Auto Owner
                              Trust, Series 1998 B,
                              Class A1 SEQ, 5.58%,
                              5/10/99                                9,658,018
               2,470,375   Contimortgage Home Equity
                              Loan Trust, Series 1998-1,
                              Class A1 SEQ, 5.65%,
                              3/15/99                                2,470,375
               8,992,220   Contimortgage Home Equity
                              Loan Trust, Series 1998-2,
                              Class A1 SEQ, 5.65%,
                              6/15/99                                8,992,220
               9,832,273   Ford Credit Auto Owner Trust,
                              Series 1998 A, Class A1 SEQ,
                              5.55%, 2/16/99                         9,832,273

See Notes to Financial Statements


                                                 www.americancentury.com    9


Prime Money Market--Schedule of Investments
--------------------------------------------------------------------------------
                                                                     (Continued)
AUGUST 31, 1998 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$            30,021,940   Ford Credit Auto Owner Trust,
                              Series 1998 C, Class A1 SEQ,
                              5.61%, 1/15/99                      $ 30,021,940
                                                              ------------------
TOTAL ASSET-BACKED SECURITIES--5.3%                                151,527,727
                                                              ------------------
CERTIFICATES OF DEPOSIT
              20,000,000   ABN Amro Bank NV (Chicago),
                              5.79%, 3/26/99                        20,004,326
              30,000,000   Bayerische Landesbank
                              Girozentrale (New York), 5.66%,
                              2/22/99                               30,000,000
              60,000,000   Deutsche Bank AG,
                              5.70%-5.74%,
                              3/5/99-5/12/99                        59,980,098

Principal Amount                                                      Value
--------------------------------------------------------------------------------
$              9,500,000   Rabobank Nederland NV, 5.43%,
                              1/12/99                              $ 9,491,732
              25,000,000   Royal Bank of Canada (New
                              York), 5.55%, 2/11/99                 24,993,430
                                                              ------------------
TOTAL CERTIFICATES OF DEPOSIT--5.1%                                144,469,586
                                                              ------------------
BANK NOTES--0.7%
              20,000,000   BankBoston Corp., 5.60%,
                              12/31/98                              20,000,000
                                                              ------------------
TOTAL INVESTMENT SECURITIES-100.0%                              $2,838,852,180
                                                              ==================

NOTES TO SCHEDULE OF INVESTMENTS

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 1998.

(1) The rates for commercial paper are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or section 4(2) of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 1998, was $928,232,514, which represented 32.4% of net assets. Restricted securities considered illiquid represent 4.0% of net assets.

UNDERSTANDING THE SCHEDULE OF INVESTMENTS--This schedule tells you which investments your fund owned on the last day of the reporting period.

The schedule includes:

* a list of each investment

* the principal amount of each investment

* the amortized cost of each investment

* the percentage of total investments in each industry, as applicable

* the percent and dollar breakdown of each investment category

                        See Notes to Financial Statements


10      1-800-345-2021


Statement of Assets and Liabilities
--------------------------------------------------------------------------------

AUGUST 31, 1998 (UNAUDITED)

ASSETS
Investment securities, at value
  (amortized cost and
  cost for federal income
  tax purposes)(Note1) ...............................          $ 2,838,852,180
Cash .................................................               52,268,135
Interest receivable ..................................                7,487,727
                                                                ---------------
                                                                  2,898,608,042
                                                                ---------------
LIABILITIES
Disbursements in excess
  of demand deposit cash .............................                2,940,565
Payable for capital
  shares redeemed ....................................               25,288,905
Accrued management
  fees (Note 2) ......................................                1,423,556
Distribution and service
  fee payable (Note 2) ...............................                       92
Payable for trustees'
  fees and expenses ..................................                    6,505
Accrued expenses and
  other liabilities ..................................                    9,580
                                                                ---------------
                                                                     29,669,203
                                                                ---------------
Net Assets ...........................................          $ 2,868,938,839
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in ......................................          $ 2,869,277,075
Accumulated net realized
  loss on investment transactions ....................                 (338,236)
                                                                ---------------
                                                                $ 2,868,938,839
                                                                ===============
Investor Class
Net assets ...........................................          $ 2,866,723,100
Shares outstanding ...................................            2,867,061,336
Net asset value per share ............................          $          1.00

Advisor Class
Net assets ...........................................          $     2,215,739
Shares outstanding ...................................                2,215,739
Net asset value per share ............................          $          1.00

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENT OF ASSETS AND LIABILITIES--This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

NET ASSETS are also broken out by capital (money invested by shareholders); net investment income not yet paid to shareholders; and net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses). This breakout tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

See Notes to Financial Statements


                                             www.americancentury.com          11


Statement of Operations
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)
INVESTMENT INCOME

Income:
Interest ................................................          $ 43,392,895
                                                                   ------------
Expenses (Note 2):
Management fees .........................................             4,554,059
Distribution fees - Advisor Class .......................                    46
Service fees - Advisor Class ............................                    46
Trustees' fees and expenses .............................                19,105
                                                                   ------------
  Total expenses ........................................             4,573,256

Amount waived ...........................................              (346,955)
                                                                   ------------
  Net expenses ..........................................             4,226,301
                                                                   ------------
Net investment income ...................................            39,166,594
                                                                   ------------
REALIZED LOSS ON INVESTMENTS
Net realized loss on investments ........................                   (72)
                                                                   ------------
Net Increase in Net Assets
  Resulting from Operations .............................          $ 39,166,522
                                                                   ============

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENT OF OPERATIONS--This statement breaks out how the fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions.

Fund OPERATIONS include:

* income earned from investments

* management fees and other expenses

* gains or losses from selling investments (known as realized gains or losses)

                        See Notes to Financial Statements


12       1-800-345-2021


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED) AND YEAR ENDED FEBRUARY 28, 1998

Increase in Net Assets                      AUGUST 31, 1998    FEBRUARY 28, 1998

OPERATIONS

Net investment income ..................    $    39,166,594     $    67,224,070
Net realized gain (loss)
  on investments .......................                (72)             24,038
                                            ---------------     ---------------
Net increase in net assets
  resulting from operations ............         39,166,522          67,248,108
                                            ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
  Investor Class .......................        (39,165,840)        (67,224,070)
  Advisor Class ........................               (754)               --
                                            ---------------     ---------------
Decrease in net assets
  from distributions ...................        (39,166,594)        (67,224,070)
                                            ---------------     ---------------
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Net increase in net assets
  from capital share transactions ......      1,451,628,224         205,296,326
                                            ---------------     ---------------
Net increase in net assets .............      1,451,628,152         205,320,364

NET ASSETS
Beginning of period ....................      1,417,310,687       1,211,990,323
                                            ---------------     ---------------
End of period ..........................    $ 2,868,938,839     $ 1,417,310,687
                                            ===============     ===============

--------------------------------------------------------------------------------
UNDERSTANDING THE STATEMENTS OF CHANGES IN NET ASSETS--These statements show how the fund's net assets changed over the past two reporting periods. It details how much the fund grew or shrank as a result of:

* operations--a summary of the Statement of Operations from the previous page for the most recent period

* distributions--income and gains distributed to shareholders

* share transactions--shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

See Notes to Financial Statements


                                                 www.americancentury.com     13


Notes to Financial Statements
--------------------------------------------------------------------------------

AUGUST 31, 1998 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION--American Century Investment Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company. American Century - Benham Prime Money Market Fund (the Fund) is the only fund issued by the Trust. The Fund seeks the highest level of current income consistent with preservation of capital. The Fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The Fund is authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the Fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the Advisor Class commenced August 28, 1998. The following significant accounting policies, related to all classes of the Fund, are in accordance with generally accepted accounting principles.

     SECURITY VALUATIONS--Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS-- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     INVESTMENT INCOME-- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

     INCOME TAX STATUS-- It is the Fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

     DISTRIBUTIONS-- Distributions from net investment income are declared and credited daily and distributed monthly. The Fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

     Accumulated net realized capital loss carryovers of $338,236 (expiring 2002 through 2005) may be used to offset future taxable gains.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

     ADDITIONAL INFORMATION--Funds Distributor, Inc. (FDI) is the Trust's distributor. Certain officers of FDI are also officers of the Trust.


14      1-800-345-2021


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH RELATED PARTIES

     The Trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM) that provides the Fund with investment advisory and management services in exchange for a single, unified management fee per class. Expenses excluded from this agreement are brokerage, taxes, portfolio insurance, interest, fees and expenses of the Trustees who are not considered "interested persons" as defined in the Investment Company Act of 1940 (including counsel fees) and extraordinary expenses. ACIM waived expenses which exceeded 0.50% of average daily net assets through May 31, 1998. The annual rate at which this fee is assessed is determined monthly in a two-step process:
First, a fee rate schedule is applied to the net assets of all of the funds in the Fund's investment category which are managed by ACIM (the "Investment Category Fee"). The overall investment objective of the Fund determines its Investment Category. The three investment categories are: the Money Market Fund Category, the Bond Fund Category and the Equity Fund Category. The Fund is in the Money Market Fund Category. Second, a separate fee rate schedule is applied to the net assets of all of the funds managed by ACIM (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee rate. The management fee is paid monthly by the Fund based on the Fund's class average daily net assets during the previous month multiplied by the monthly management fee rate.

     The annualized Investment Category Fee schedule for the Fund is as follows

          0.3700% of the first $1 billion
          0.3270% of the next $1 billion
          0.2860% of the next $3 billion
          0.2690% of the next $5 billion
          0.2580% of the next $15 billion
          0.2575% of the next $25 billion
          0.2570% of the average daily net assets over $50 billion

     The annualized Complex Fee schedule (Investor Class) is as follows:

          0.3100% of the first $2.5 billion
          0.3000% of the next $7.5 billion
          0.2985% of the next $15 billion
          0.2970% of the next $25 billion
          0.2960% of the next $50 billion
          0.2950% of the next $100 billion
          0.2940% of the next $100 billion
          0.2930% of the next $200 billion
          0.2920% of the next $250 billion
          0.2910% of the next $500 billion
          0.2900% of the average daily net assets over $1,250 billion

     The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step. For example, if the Investor Class Complex Fee is 0.3100% for the first $2.5 billion, the Advisor Class Complex Fee is 0.0600% (0.3100% minus 0.2500%) for the first $2.5 billion.

     The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the Plan), pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the Fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the Fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred by the Fund under the Plan during the period August 29, 1998 through August 31, 1998 were $92.

     Certain officers and trustees of the Trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the Trust's investment manager, ACIM, and the Trust's transfer agent, American Century Services Corporation.


                                                 www.americancentury.com     15


Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
AUGUST 31, 1998 (UNAUDITED)

--------------------------------------------------------------------------------
3. CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Fund were as follows (unlimited number of shares authorized):

                                               SHARES                  AMOUNT
INVESTOR CLASS
Six months ended August 31, 1998
Sold .................................       1,743,308,051      $ 1,743,308,051
Issued in connection with
acquisition (Note 4) .................       1,201,153,326        1,201,069,659
Issued in reinvestment
of distributions .....................          37,561,426           37,561,426
Redeemed .............................      (1,532,526,651)
                                                                 (1,532,526,651)
                                           ---------------      ---------------
Net increase .........................       1,449,496,152      $ 1,449,412,485
                                           ===============      ===============
Year ended February 28, 1998
Sold .................................       2,330,994,339      $ 2,330,994,339
Issued in reinvestment
of distributions .....................          63,902,564           63,902,564
Redeemed .............................      (2,189,600,577)      (2,189,600,577)
                                           ---------------      ---------------
Net Increase .........................         205,296,326      $   205,296,326
                                           ===============      ===============

ADVISOR CLASS
Period ended August 31, 1998(1)
Sold .................................                --                   --
Issued in connection
with acquisition (Note 4) ............           2,242,355      $     2,242,355
Issued in reinvestment
of distributions .....................                 880                  880
Redeemed .............................             (27,496)             (27,496)
                                           ---------------      ---------------
Net increase .........................           2,215,739      $     2,215,739
                                           ===============      ===============

(1)  August 28, 1998 (acquisition date-- see Note 4) through August 31, 1998.

--------------------------------------------------------------------------------
4. REORGANIZATION PLAN

    On August 28, 1998 American Century -Benham Prime Money Market Fund (Prime) acquired all of the net assets of the American Century - Benham Cash Reserve Fund (Cash Reserve), pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 7, 1998. Prime is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

    The acquisition was accomplished by a tax-free exchange of 1,201,153,326 shares of Prime Investor Class for 1,201,153,326 shares of Cash Reserve Investor Class outstanding on August 28, 1998 and 2,242,355 shares of Prime Advisor Class for 2,242,355 shares of Cash Reserve Advisor Class outstanding on August 28, 1998. Immediately before the acquisition, the net assets of Prime were $1,641,758,871, consisting only of the Investor Class. The net assets of Cash Reserve immediately before the acquisition were $1,203,312,014, consisting of $1,201,069,659 Investor Class net assets and $2,242,355 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the Fund were $2,845,070,885, which consisted of $2,842,828,530 Investor Class net assets and $2,242,355 Advisor Class net assets.

    Prime acquired capital loss carryforwards of approximately $83,667. These acquired capital loss carryforwards are subject to limitations on their use under the Internal Revenue Code, as amended.


16       1-800-345-2021


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED FEBRUARY 28 (EXCEPT AS NOTED)

                                                                             Investor Class
                                     1998(1)              1998             1997         1996(2)           1995          1994(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period .......... $        1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                               -------------      -------------   -------------   -------------   -------------   -------------
Income From
Investment Operations

  Net Investment Income ......          0.03               0.05            0.05            0.06            0.05            0.01
                               -------------      -------------   -------------   -------------   -------------   -------------
Distributions

  From Net Investment
   Income ....................         (0.03)             (0.05)          (0.05)          (0.06)          (0.05)          (0.01)
                               -------------      -------------   -------------   -------------   -------------   -------------

Net Asset Value,
End of Period ................ $        1.00      $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                               =============      =============   =============   =============   =============   =============

  Total Return(4) ............          2.61%              5.29%           5.04%           5.60%           4.93%           0.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ........          0.53%(5)           0.50%           0.50%           0.48%           0.04%           --

Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver) ......          0.57%(5)           0.63%           0.63%           0.62%           0.71%           1.49%(5)

Ratio of Net Investment Income
to Average Net Assets ........          4.91%(5)           5.17%           4.92%           5.43%           5.28%           3.35%(5)

Ratio of Net Investment Income
to Average Net Assets
(Before Expense Waiver) ......          4.87%(5)           5.04%           4.79%           5.29%           4.61%           1.86%(5)

Net Assets, End
of Period (in thousands) ..... $   2,866,723      $   1,417,311   $   1,211,990   $   1,270,653   $   1,509,863   $      75,168

(1) Six months ended August 31, 1998 (unaudited).

(2) Year ended February 29, 1996.

(3) November 17, 1993 (inception) through February 28, 1994.

(4) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

--------------------------------------------------------------------------------
UNDERSTANDING THE FINANCIAL HIGHLIGHTS--These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less, if the class is not five years old).

On a per-share basis, it includes:

* share price at the beginning of the period

* investment income

* income distributions paid to shareholders

* share price at the end of the period

It also includes some key statistics for the period:

* total return--the overall percentage return of the fund, assuming reinvestment of all distributions

* expense ratio--operating expenses as a percentage of average net assets

* net income ratio--net investment income as a percentage of average net assets

See Notes to Financial Statements


                                               www.americancentury.com       17


Prime Money Market--Financial Highlights
--------------------------------------------------------------------------------

                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

                                                                     Advisor
Class
                                                                     1998(1)
PER-SHARE DATA

Net Asset Value,
  Beginning of Period ....................................         $    1.00
                                                                   ---------
Income From
  Investment Operations

  Net Investment Income ..................................             --(2)
                                                                   ---------
Distributions

  From Net Investment
  Income .................................................             --(2)
                                                                   ---------

Net Asset Value,
  End of Period ..........................................         $    1.00
                                                                   =========

  Total Return(3) ........................................              0.04%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to
Average Net Assets .......................................              0.85%(4)

Ratio of Net Investment Income to
Average Net Assets .......................................              4.09%(4)

Net Assets, End of Period
(in thousands) ...........................................         $   2,216

(1) August 28, 1998 (acquisition date - see Note 4) through August 31, 1998.

(2) Income and distributions were less than $0.01 per share.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

                        See Notes to Financial Statements


18      1-800-345-2021


Proxy Voting Results
--------------------------------------------------------------------------------

On August 7, 1998, the following proposal was voted on and passed by the shareholders of the Benham Cash Reserve Fund. See Note 4 in the Notes to Financial Statements.

PROPOSAL 1:

To vote on the approval of a plan of reorganization.

     For:             699,031,288
     Against:          18,353,769
     Abstain:          24,886,389


                                               www.americancentury.com       19


Share Class and Retirement Account Information
--------------------------------------------------------------------------------

SHARE CLASSES

     American Century offers two classes of shares for Prime Money Market fund. One class is for investors who buy directly from American Century, and the other is for investors who buy through financial intermediaries.

     The original class of Prime Money Market shares is called the INVESTOR CLASS. All shares issued and outstanding before August 28, 1998, have been designated as Investor Class shares. Investor Class shares may also be purchased after August 28, 1998. Investor Class shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee. THE PRICE AND PERFORMANCE OF THE INVESTOR CLASS SHARES ARE LISTED IN NEWSPAPERS. NO OTHER CLASS IS CURRENTLY LISTED.

     In addition, there is an ADVISOR CLASS, which is sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50% Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the Advisor Class shares are purchased. The total expense ratio of the Advisor Class is 0.25% higher than the total expense ratio of the Investor Class.

     Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

     As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b)] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid for six months from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax within six months prior to the withdrawal.

     When you plan to withdraw, you may make your election by completing our Exchange/Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid for only six months from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

     Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


20       1-800-345-2021


Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     The Benham Group offers 38 fixed-income funds, ranging from money market funds to long-term bond funds and including both taxable and tax-exempt funds. Each fund is managed to provide a "pure play" on a specific sector of the fixed-income market. To ensure adherence to this principle, the basic structure of each fund's portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions. Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PRIME MONEY MARKET is a money market fund that seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

     An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER ANALYTICAL SERVICES, INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper category for the Prime Money Market fund is:

     MONEY MARKET INSTRUMENT FUNDS--funds that intend to maintain a stable net asset value and that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. Ratings are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[right margin]

INVESTMENT TEAM LEADERS

PORTFOLIO MANAGERS
     DENISE TABACCO
     JOHN WALSH

CREDIT RESEARCH MANAGER
     GREG AFIESH


                                               www.americancentury.com       21


Glossary
--------------------------------------------------------------------------------

RETURNS

* TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

* AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year returns, please refer to the "Financial Highlights" on pages 17-18.

YIELDS

* 7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

* 7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

* NUMBER OF ISSUERS--the number of entities that issued securities held by the fund on a given date.

* WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.

* EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

* ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans or mortgages.

* CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European and Japanese banks.

* COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

* VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate or the London Interbank Offered Rate (LIBOR) . VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

* U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.


22       1-800-345-2021


Notes
--------------------------------------------------------------------------------


                                               www.americancentury.com       23


Notes
--------------------------------------------------------------------------------


24       1-800-345-2021


[inside back cover]

[right margin]

[american century logo(reg.sm)]
American
Century

P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

FAX: 816-340-7962

INTERNET: www.americancentury.com


AMERICAN CENTURY INVESTMENT TRUST


INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

(c) 1998 AMERICAN CENTURY SERVICES CORPORATION
FUNDS DISTRIBUTOR, INC.


[recycled logo]
Recycled


[back cover]

[40 Years]
Four Decades of Serving Investors
40 Years
American Century
1958-1998

American Century Investments                                     BULK RATE
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
www.americancentury.com                                          COMPANIES



9810                              (c)1998 American Century Services Corporation
SH-BKT-13907                                            Funds Distributor, Inc.